INCOME TAX - Income tax provision (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Federal
Current		$ 170,647	$ 208,612
Deferred		(99,629)	0
State and Local
Current		39,818	0
Deferred		(23,247)	0
Change in valuation allowance	$ 0	122,876	0
Income tax provision	$ 208,612	$ 210,465	$ 208,612